Provision for judicial liabilities - Possible losses - Labor (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Labor
Disclosure of other provisions [line items]
Possible Losses for Which No Provision Was Recorded	R$ 177,780	R$ 171,480